Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Accounts Receivable, Allowance for Credit Loss [Table Text Block]
(In thousands)	2020

Allowance for doubtful accounts, December 31, 2019	$13,136
Bad debt expense	11,624
Write-offs to accounts receivable	(9,446)
Recoveries to accounts receivable	169
Adjustment to opening retained earnings	53
Other	286
Allowance for doubtful accounts, December 31, 2020	$15,822